SCHEDULE OF REVENUE FROM RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Total	$ 101,455	$ 1,700,173	$ 2,212,579
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total	52,830	1,543,979	1,806,732
Dogness Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total	$ 48,625	$ 156,194	$ 405,847